--------------------------------------------------------------------------------





                               SEMI-ANNUAL REPORT







       ==================================================================


                                THE KENWOOD FUNDS


       ==================================================================




                        The Kenwood Growth & Income Fund











                                OCTOBER 31, 1999





--------------------------------------------------------------------------------


--------------------------------------------------------------------------------




                                TABLE OF CONTENTS



                                                            PAGE
                                                            ----
Shareholder Letter ............................................1

Performance Summary ...........................................2

Statement of Assets and Liabilities............................3

Statement of Operations .......................................4

Statements of Changes in Net Assets............................5

Financial Highlights ..........................................6

Schedule of Investments .....................................7-8

Notes to the Financial Statements ..........................9-10




                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.


               Distributor: AmeriPrime Financial Securities, Inc.

--------------------------------------------------------------------------------


December 2, 1999

Dear Fellow Shareholders:

The twelve months ending October 31, 1999 have been a period of value fluctuations precipitated by speculation surrounding rate actions by the Federal Reserve Open Market Committee (FOMC). After a series of rate reductions in late 1998, stock prices generally experienced a substantial recovery by the end of the year. The market, which then began to broaden early in 1999, narrowed again in mid summer, with large cap and technology stocks returning to prominence. Performance during the period was led by growth stocks, which outperformed value in all market capitalizations, large, midcap and smallcap. Investment styles, such as growth and value, eeb and flow in strength of performance. The Kenwood Growth & Income Fund's one year return was 6.49%. The cumulative total return for the Fund since inception (May 1, 1996) was 37.86%.* Total assets under management were $3,194,000 at October 31, 1999.

Our investment strategy focuses on rigorous fundamental analysis of each company's management direction and financial strength. In addition, we have a value oriented, contrarian approach to investing that is designed to outperform the S&P Midcap 400 and the Russell Midcap indexes over the long term, while reducing volatility and risk. We advise all investors to resist the urge to time the market by jumping into and out of it, but to focus on longer term growth. Buying additional shares during weak periods provides benefits when stocks resume their upward climb.

The Individual Retirement Account (IRA) continues to be valuable as part of a long-term investment strategy for many mutual fund investors. The IRA is one of the few tax deferred investment instruments that remain. You can make contributions to a 1999 Traditional or Roth IRA until April 17, 2000. Please consult your accountant or financial planner to determine if an IRA is a suitable investment for you.

We are pleased to serve as your Fund Manager and appreciate your continued vote of confidence. As we approach the new millennium we wish you the best and look forward to assisting you in meeting your personal financial goals.

Sincerely,



/s/ Barbara L. Bowles
Barbara L Bowles, CFA
President

Total Returns
               Kenwood Growth & Income Fund             S&P MidCap 400 Index
     Apr-96                          10,000                           10,000
     May-96                          10,330                           10,135
     Jun-96                          10,390                            9,983
     Jul-96                           9,600                            9,307
     Aug-96                           9,850                            9,844
     Sep-96                          10,400                           10,273
     Oct-96                          10,290                           10,303
     Nov-96                          10,890                           10,883
     Dec-96                          10,815                           10,895
     Jan-97                          11,220                           11,304
     Feb-97                          11,372                           11,211
     Mar-97                          11,302                           10,733
     Apr-97                          11,352                           11,013
     May-97                          12,335                           11,974
     Jun-97                          12,660                           12,310
     Jul-97                          13,237                           13,529
     Aug-97                          13,308                           13,513
     Sep-97                          13,866                           14,290
     Oct-97                          13,450                           13,668
     Nov-97                          13,613                           13,870
     Dec-97                          14,086                           14,409
     Jan-98                          13,391                           14,135
     Feb-98                          14,672                           15,305
     Mar-98                          15,259                           15,996
     Apr-98                          15,400                           16,288
     May-98                          15,052                           15,555
     Jun-98                          15,357                           15,653
     Jul-98                          14,423                           15,046
     Aug-98                          11,990                           12,246
     Sep-98                          11,990                           13,388
     Oct-98                          12,946                           14,585
     Nov-98                          13,738                           15,313
     Dec-98                          13,856                           17,163
     Jan-99                          13,379                           16,495
     Feb-99                          12,948                           15,631
     Mar-99                          13,111                           16,067
     Apr-99                          14,717                           17,335
     May-99                          15,263                           17,409
     Jun-99                          15,624                           18,341
     Jul-99                          15,484                           17,952
     Aug-99                          14,821                           17,336
     Sep-99                          14,019                           16,800
     Oct-99                          13,786                           17,657


                                                                           AVERAGE ANNUAL     AVERAGE ANNUAL       CUMULATIVE
                                SIX MONTHS ENDED       1 YEAR ENDED         3 YEARS ENDED     SINCE INCEPTION   SINCE INCEPTION
           TOTAL RETURN         OCTOBER 31, 1999     OCTOBER 31, 1999     OCTOBER 31, 1999      MAY 1, 1996       MAY 1, 1996
====================================================================================================================================

   The Kenwood Growth &
            Income Fund             -6.32%                 6.49%               10.24%              9.60%             37.86%
   S&P MidCap 400 Stock
                 Index*              1.86%                21.07%               19.67%             17.62%             76.60%

====================================================================================================================================

*The Standard & Poor's MidCap 400 Index (S&P MidCap) is a capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a weighted average market value of $3.9 billion as of October 31, 1999. This chart assumes an initial investment of $10,000 made on May 1, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999


--------------------------------------------------------------------------------



ASSETS:
      Investments, at value
         (Cost of $3,473,677)                                      $3,220,312
      Income receivable                                                 5,098
      Receivable for capital shares sold                                  200
      Receivable for securities sold                                   23,504
      Prepaid expenses                                                  9,512
                                                              ----------------
             Total assets                                           3,258,626
                                                              ----------------

LIABILITIES:
      Payable to Adviser                                                7,384
      Accrued expenses and other liabilities                           26,791
      Payable for securities purchased                                 31,063
                                                              ----------------
             Total liabilities                                         65,238
                                                              ----------------


NET ASSETS                                                         $3,193,388
                                                              ================


NET ASSETS CONSIST OF:
      Capital stock                                                $3,234,122
      Undistributed net investment income                              34,641
      Accumulated net realized gain on investments                    177,990
      Net unrealized depreciation of investments                     (253,365)
                                                              ================
             Total Net Assets                                      $3,193,388
                                                              ================

      Shares outstanding
             (unlimited amount of shares authorized)                  269,538

      Net Asset Value and Redemption Price Per Share                   $11.85
                                                              ================










                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999


--------------------------------------------------------------------------------



INVESTMENT INCOME:
      Dividend income (net of foreign taxes
      withheld of $38)                                                $31,918
      Interest income                                                   6,849
                                                               --------------
           Total investment income                                     38,767
                                                               --------------


EXPENSES:
      Shareholder servicing fees                                       13,912
      Investment advisory fees                                         13,142
      Professional fees                                                12,604
      Administration fees                                              12,602
      Fund accounting fees                                             11,095
      Federal and state registration fees                               8,306
      Custody fees                                                      4,538
      Distribution fees                                                 4,381
      Trustees' fees and expenses                                       3,781
      Reports to shareholders                                           1,260
      Other                                                               607
                                                               --------------
           Total expenses before voluntary waiver
           and reimbursement                                           86,228
                 Less:  Voluntary waiver of
                 expenses and reimbursement
                             from Adviser                             (68,706)
                                                               --------------

           Net expenses                                                17,522
                                                               --------------

NET INVESTMENT INCOME                                                  21,245
                                                               --------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized gain on investments                                211,791
      Change in unrealized appreciation of investments               (459,100)
                                                               --------------
           Net realized and unrealized loss on investments           (247,309)
                                                               --------------

NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                     ($226,064)
                                                               ==============







                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                         -----------------      -----------------
                                                                            Six months                Year
                                                                              ended                  ended
                                                                         October 31, 1999        April 30, 1999
                                                                         -----------------      -----------------

OPERATIONS:
      Net investment income                                                       $21,245                $36,731
      Net realized gain on investments                                            211,791                 68,811
      Change in unrealized appreciation of investments                           (459,100)              (173,465)
                                                                         -----------------      -----------------
           Net decrease in net assets from operations                            (226,064)               (67,923)
                                                                         -----------------      -----------------


DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income                                              0                (29,079)
      Distributions from net realized gains                                             0               (183,501)
                                                                         -----------------      -----------------
           Total distributions                                                          0               (212,580)
                                                                         -----------------      -----------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                                   505,880                964,678
      Proceeds from shares issued to shareholders in
        reinvestment of dividends                                                       0                211,962
      Cost of shares redeemed                                                    (778,822)              (309,490)
                                                                         -----------------      -----------------
           Net increase (decrease) in net assets resulting
                from capital share transactions                                  (272,942)               867,150
                                                                         -----------------      -----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (499,006)               586,647


NET ASSETS:
      Beginning of period                                                       3,692,394              3,105,747
                                                                         -----------------      -----------------

      End of period (including undistributed net investment
           income of $34,641 and $13,396, respectively)                        $3,193,388             $3,692,394
                                                                         =================      =================













                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                                                ------------   -----------   ------------   -----------
                                                                Six months        Year          Year           Year
                                                                   ended         ended          ended         ended
                                                                October 31,    April 30,      April 30,     April 30,
                                                                   1999           1999          1998           1997
                                                                ------------   -----------   ------------   -----------

SELECTED PER SHARE DATA1:
      NET ASSET VALUE, BEGINNING OF PERIOD                           $12.65        $14.18         $11.20        $10.00
                                                                ------------   -----------   ------------   -----------

      INCOME FROM INVESTMENT OPERATIONS:
           Net investment income                                       0.08          0.14           0.09          0.14
           Net realized and unrealized gain (loss) on investments     (0.88)        (0.82)          3.82          1.21
                                                                ------------   -----------   ------------   -----------
                Total from investment operations                      (0.80)        (0.68)          3.91          1.35
                                                                ------------   -----------   ------------   -----------

      LESS DISTRIBUTIONS:
           Dividends from net investment income                        0.00         (0.12)         (0.10)        (0.10)
           Distributions from net realized gains                       0.00         (0.73)         (0.83)        (0.05)
                                                                ------------   -----------   ------------   -----------
                Total distributions                                    0.00         (0.85)         (0.93)        (0.15)
                                                                ------------   -----------   ------------   -----------

      NET ASSET VALUE, END OF PERIOD                                 $11.85        $12.65         $14.18        $11.20
                                                                ============   ===========   ============   ===========


TOTAL RETURN2                                                        (6.32%)       (4.44%)        35.66%        13.52%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                  $3,193,388    $3,692,394     $3,105,747    $1,270,602
      Ratio of net expenses to average net assets3,4                  1.00%         1.00%          0.99%         0.92%
      Ratio of net investment income to average net assets3,4         1.21%         1.21%          0.97%         1.85%
      Portfolio turnover rate2                                       45.92%        70.66%         73.27%        31.21%




    1 INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OF THE FUND
      OUTSTANDING FOR THE ENTIRE PERIOD.
    2 NOT ANNUALIZED FOR THE PERIOD ENDED OCTOBER 31, 1999.
    3 ANNUALIZED FOR THE PERIOD ENDED OCTOBER 31, 1999.
    4 WITHOUT VOLUNTARY EXPENSE REIMBURSEMENTS AND WAIVERS OF $68,706, $129,137,
      $127,451 AND $113,568, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 4.92%, 5.26%, 7.06% AND 26.06%, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN (2.71%), (3.05)%, (5.10)% AND (23.29)%, RESPECTIVELY, FOR THE PERIOD ENDED OCTOBER 31, 1999 AND THE YEARS ENDED APRIL 30, 1999, APRIL 30, 1998 AND APRIL 30, 1997.







                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

SCHEDULE OF INVESTMENTS - OCTOBER 31, 1999

--------------------------------------------------------------------------------

    SHARES                                                               VALUE
    ------                                                               -----
              ----------------------------------------------------------
              COMMON STOCKS - 92.1%
              ----------------------------------------------------------
              AUTOS & TRANSPORTATION - 6.2%
     1,090    AMR Corporation                                         $ 69,215
       500    Canadian National Railway Company                         15,250
       520    FDX Corporation *                                         22,392
       245    Kansas City Southern Industries, Inc.                     11,622
     4,900    Tenneco Automotive, Inc.                                  78,400
                                                              ----------------
                                                                       196,879
                                                              ----------------

              BANKING/SAVINGS & LOANS - 10.8%
     2,501    Bank One Corporation                                      93,944
     7,600    Colonial BancGroup, Inc.                                  90,730
     8,120    Sovereign Bancorp, Inc.                                   71,558
     3,820    Washington Federal, Inc.                                  87,144
                                                              ----------------
                                                                       343,376
                                                              ----------------

              BROADCAST SERVICES & PROGRAMMING - 1.7%
     1,400    King World Productions, Inc.*                             54,250
                                                              ----------------

              BUSINESS SERVICES - 2.0%
     5,800    Modis Professional Services, Inc.*                        64,888
                                                              ----------------

              COMPUTERS / INTEGRATED SYSTEMS - 3.2%
     3,900    Diebold, Incorporated                                    102,375
                                                              ----------------

              CONSUMER DISCRETIONARY - 3.1%
     2,405    American Greetings Corporation - Class A                  62,229
       900    The Limited, Inc.                                         37,013
         1    Too, Inc.*                                                     9
                                                              ----------------
                                                                        99,251
                                                              ----------------

              ELECTRONIC EQUIPMENT - 3.1%
     1,800    Avnet, Inc.                                               97,762
                                                              ----------------

              FINANCIAL SERVICES - 8.2%
     1,184    Fleet Boston Corporation                                  51,669
     1,875    The PMI Group, Inc.                                       97,266
     5,500    United Asset Management Corporation                      114,125
                                                              ----------------
                                                                       263,060
                                                              ----------------

              FOOD & BEVERAGES - 5.3%
     4,500    Interstate Bakeries Corporation                           91,125
     3,300    Wendy's International, Inc.                               78,788
                                                              ----------------
                                                                       169,913
                                                              ----------------

              HEALTHCARE - 8.1%
     2,600    Becton, Dickinson and Company                             65,975
     9,100    Bergen Brunswig Corporation                               64,837
     5,788    Foundation Health Corporation *                           38,345
     2,600    Mallinckrodt, Inc.                                        88,238
                                                              ----------------
                                                                       257,395
                                                              ----------------

              INTEGRATED OILS - 8.7%
     2,570    Occidental Petroleum Corporation                          58,628
     4,670    Ultramar Diamond Shamrock Corporation                    114,415
     3,000    Unocal Corporation                                       103,500
                                                              ----------------
                                                                       276,543
                                                              ----------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              LEISURE & ENTERTAINMENT - 5.1%
     1,800    Brunswick Corporation                                   $ 40,725
     1,900    Hasbro, Inc.                                              39,188
     6,300    Mattel, Inc.                                              84,263
                                                              ----------------
                                                                       164,176
                                                              ----------------

              MATERIALS & PROCESSING - 2.9%
     2,350    Fluor Corporation                                         93,706
                                                              ----------------

              OPTICAL SUPPLIES - 0.5%
       800    Ocular Sciences, Inc.*                                    14,700
                                                              ----------------

              PRINTING - 3.9%
     7,500    Bowne & Co., Inc.                                         83,437
     2,100    John H. Harland Company                                   39,900
                                                              ----------------
                                                                       123,337
                                                              ----------------

              REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
     4,900    Arden Realty, Inc.                                        98,612
                                                              ----------------

              RETAIL - 5.8%
     7,900    Borders Group, Inc.*                                     102,700
     8,200    KMart Corporation *                                       82,513
                                                              ----------------
                                                                       185,213
                                                              ----------------

              SECURITY SERVICES - 3.2%
     5,400    Pittston Brink's Group                                   103,462
                                                              ----------------

              SOFTWARE - 3.8%
     5,600    Sterling Software, Inc.*                                 122,850
                                                              ----------------

              TECHNOLOGY - 0.2%
       305    Novell, Inc. *                                             6,119
                                                              ----------------

              UTILITIES - 3.2%
     3,810    Alliant Energy Corporation                               103,584
                                                              ----------------

              TOTAL COMMON STOCKS (COST OF $3,194,816)               2,941,451

 Principal
    Amount
              ------------------------------------------------
              SHORT-TERM INVESTMENTS - 8.7%
              ------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 8.7%
      $165    American Family Financial Services, Inc., 4.99%              165
    12,656    General Mills, Inc., 5.01%                                12,656
     7,226    Warner-Lambert Company, 4.99%                              7,226
   137,501    Wisconsin Corporate Central Credit Union, 5.08%          137,501
   121,313    Wisconsin Electric Power Company, 4.99%                  121,313
                                                              ----------------
                                                                       278,861
                                                              ----------------

              TOTAL SHORT-TERM INVESTMENTS (COST OF $278,861)          278,861
                                                              ----------------

              TOTAL INVESTMENTS - 100.8% (COST OF $3,473,677)        3,220,312

              Liabilities, less Other Assets - (0.8)%                  (26,924)
                                                              ----------------

              TOTAL NET ASSETS - 100.0%                             $3,193,388
                                                              ================

                *  NON-INCOME PRODUCING SECURITY.

                      SEE NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS

================================================================================
1).  ORGANIZATION
              The Kenwood Growth & Income Fund (the "Fund") is a mutual fund created by The Kenwood Funds (the "Trust") which was organized as a business trust under the laws of Delaware on January 9, 1996. The Fund is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended. The Fund commenced operations on May 1, 1996. The objective of the Fund is capital appreciation and current income.

2).  SIGNIFICANT ACCOUNTING POLICIES
              The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a). Investment Valuation - Securities which are traded on a securities exchange (including options on indexes so traded) or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Debt securities maturing in 60 days or less are normally valued at amortized cost. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value, may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

b). Federal Income Taxes - No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c). Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d). Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared at least annually.

e). Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f). Other - Investment and shareholder transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3).  CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:
                                       Six Months                 Year
                                         ended                    ended
                                     Oct. 31, 1999            April 30, 1999
                                    -----------------        -----------------
    Shares sold                               38,091                   78,586
Shares issued to owners in
reinvestment of dividends                          0                   17,797
                                    -----------------        -----------------
                                              38,091                   96,383

Shares redeemed                              (60,514)                 (23,486)
                                    -----------------        -----------------
   Net increase                              (22,423)                  72,897
                                    =================        =================







NOTES TO THE FINANCIAL STATEMENTS - CONT'D.

================================================================================

4).  INVESTMENT TRANSACTIONS
              The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended October 31, 1999, were as follows:

                                               Purchases           Sales
                                          -----------------------------------
       U. S. Government                         --                  --
       Other                                 $1,176,167        $1,466,767

              At October 31, 1999, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

              Appreciation                                         $244,250
             (Depreciation)                                        (574,294)
                                                                   ---------
              Net unrealized appreciation
               on investments                                     ($330,044)
                                                                  ----------

            At October 31, 1999, the cost of investments for federal income tax purposes was $3,550,356.




5).  INVESTMENT ADVISORY AND OTHER AGREEMENTS
              The Trust has entered into an investment advisory agreement with The Kenwood Group, Inc. (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% on the first $500 million of average net assets, 0.70% on the next $500 million of average daily net assets, and 0.65% on the average daily net assets over $1 billion. The Adviser has voluntarily waived and reimbursed certain expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded the annual rate of 1.00% of the average net assets of the Fund, computed on a daily basis. The total amount of fees waived and reimbursed by the Adviser for the six months ended October 31, 1999 was $68,706.

              The Trust has entered into a distribution agreement with AmeriPrime Financial Securities, Inc. (the "Distributor"). Pursuant to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to expend up to 0.25% annually of the Fund's average daily net assets to pay distribution fees and to cover certain expenses incurred in connection with the distribution of the Fund's shares. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of the Rule.

6).  RELATED PARTIES
              Officers and Trustees of the Trust held 85,449 shares or 31.7% of the outstanding shares of the Fund as of October 31, 1999.